BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)	6 Months Ended			12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2011	Jun. 30, 2012
Basis Of Presentation And Summary Of Significant Accounting Policies Details Narrative
Cash in financial institutions	$ 400,000		$ 705,000	$ 400,000
Sales to customers	2,845,620		2,042,428
Percentage representation in revenue	46.00%		42.00%
Description for Allowance for Doubtful Accounts	Company reserves 2% of the receivables outstanding 31 to 60 days, 5% of the receivables outstanding 61 to 90 days and 20% of the receivables outstanding more than 90 days
Allowance for doubtful accounts	64,065		65,075	64,065
Stock-based compensation	646,731		0
Granted stock options	666,667	2,893,338		3,560,005
Restricted shares of common stock	666,667	333,334
Advertising expense	$ 10,801		$ 109